Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000088731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000027654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000027656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000027659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000088731
Average Annual Return [Line Items]
Average Annual Return, Percent	17.63%	30.12%	13.81%	11.96%
Without Sales Load [Member] | C000027654
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	29.79%	13.53%	11.67%
Without Sales Load [Member] | C000027656
Average Annual Return [Line Items]
Average Annual Return, Percent	17.02%	28.81%	12.68%	10.84%
Without Sales Load [Member] | C000027659
Average Annual Return [Line Items]
Average Annual Return, Percent	17.70%	30.19%	13.86%	11.99%
Without Sales Load [Member] | C000135447
Average Annual Return [Line Items]
Average Annual Return, Percent	17.70%	30.20%	13.90%	12.03%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%	28.19%	15.80%	12.69%